Accounts receivable, net - (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Accounts receivable, net
Accounts receivable, gross	¥ 250,959		¥ 85,728
Less: credit loss provision	(12,390)		(9,684)	¥ (15,717)	¥ (2,303)
Accounts receivable, net	¥ 238,569	$ 34,115	¥ 76,044